Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Commitments [Line Items]
Minimum guarantee commitment	$ 77,044	$ 82,810
Total rental expenses for operating leases	23,028	12,366
Commitments to purchase property and equipment [Member]
Other Commitments [Line Items]
Commitments	12,318	217
Committed licensing fee payable for the licensing of game titles [Member]
Other Commitments [Line Items]
Commitments	9,400	11,000
Commitment to invest in certain companies [Member]
Other Commitments [Line Items]
Commitments	$ 400	$ 600
Minimum [Member]
Other Commitments [Line Items]
Tenure of lease	1 year
Maximum [Member]
Other Commitments [Line Items]
Tenure of lease	6 years